INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2021
Income Taxes [Abstract]
Schedule of income tax expense
Income tax expense consisted of the following for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2021	2020	2021	2020
Current income taxes	261	299	89	162
Deferred income taxes	22	(65)	22	(59)
Income tax expense	283	234	111	103
Effective tax rate	43.2%	(133.7)%	46.6%	(18.2)%